Investments	6 Months Ended
Jun. 30, 2023
Investments
Investments

Note 5 - Investments

Investments comprised the following:

	At June 30,	At December 31,
	2023	2022
Equity investments	$229.7	$224.6
Warrants	2.6	2.6
	$232.3	$227.2

(a)	Equity investments

Equity investments comprised the following:

	At June 30,	At December 31,
	2023	2022
Labrador Iron Ore Royalty Corporation ("LIORC")	$148.6	$157.0
Other	81.1	67.6
	$229.7	$224.6

During the six months ended June 30, 2023, the Company disposed of equity investments with a cost of $1.3 million (H1 2022 –$1.1 million) for gross proceeds of $1.9 million (H1 2022 –$1.7 million).

The change in the fair value of equity investments recognized in other comprehensive income for the periods ended June 30, 2023 and 2022 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$(6.6)	$(88.4)	$1.2	$(65.8)
Income tax recovery (expense) in other comprehensive income	0.8	11.6	(0.2)	8.7
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$(5.8)	$(76.8)	$1.0	$(57.1)